Filed with the Securities and Exchange Commission on April 2, 2020

Securities Act Registration No. 333-169806

Investment Company Act Registration No. 811-22483

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 42 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 43 ☒

(Check appropriate box or boxes.)

Copeland Trust

(Exact Name of Registrant as Specified in Charter)

161 Washington Street, Suite 1325

Conshohocken, PA 19428

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (484) 530-4300

Corporate Filing Solutions LLC

1400 Peoples Plaza STE 104

Newark, Delaware 19702

(Name and Address of Agent for Service)

With copy to:

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

Approximate date of proposed public offering:  It is proposed that this filing will become effective:

X Immediately upon filing pursuant to paragraph (b)

 On (date) pursuant to paragraph (b)

 60 days after filing pursuant to paragraph (a)(1)

 On (date) pursuant to paragraph (a)(1)

 75 days after filing pursuant to paragraph (a)(2)

 On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Copeland Risk Managed Dividend Growth Fund, the Copeland International Risk Managed Dividend Growth Fund and the Copeland SMID Cap Dividend Growth Fund, each a series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 40 to the Registrant’s Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, State of Pennsylvania, on the 2nd day of April, 2020.

Copeland Trust

By: /s/ Sofia Rosala

Sofia A. Rosala

Secretary

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the 2nd day of April, 2020.

Name	Title
Stephen M. Wynne*	Trustee
Bruce M. Aronow*	Trustee
Thomas A. Leonard*	Trustee
Edward C. Rorer*	Trustee
Eric C. Brown*	President
Mark W. Giovanniello*	Principal Executive Officer
Steven J. Adams*	Vice-President, Treasurer and Principal Financial Officer

Date: April 2, 2020

*By: /s/ Sofia Rosala

Sofia A. Rosala

Attorney-in-Fact

EXHIBIT INDEX

EX-101. INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX - 101. CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101. DEF	XBRL Taxonomy Extension Definition Linkbase
EX-1-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase